Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Apr. 17, 2023
C000241788
Account Value [Line Items]
Line Graph and Table Measure Name	Beacon Selective Risk ETF
Account Value	$ 12,069	$ 10,766	$ 10,000
C000241789
Account Value [Line Items]
Line Graph and Table Measure Name	Beacon Tactical Risk ETF
Account Value	$ 11,023	9,582	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 14,739	12,448	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 14,739	12,448	10,000
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index
Account Value	$ 12,434	11,205	10,000
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index
Account Value	$ 12,434	$ 11,205	$ 10,000